Investment Contract Liabilities - Investment Contract Liabilities Measured at Amortized Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Investment contracts liabilities, beginning balance	$ 13,498
Investment contracts liabilities, ending balance	14,137	$ 13,498
Amortized cost
Disclosure of financial liabilities [line items]
Investment contracts liabilities, beginning balance	12,690	11,067
Policy deposits	2,887	3,218
Interest	337	316
Withdrawals	(2,443)	(2,240)
Fees	(1)	0
Impact of changes in foreign exchange rates	(246)	351
Other	5	(22)
Investment contracts liabilities, ending balance	$ 13,229	$ 12,690